Schedule of Investments
July 31, 2025 (Unaudited)

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Common Stock (98.4%)
Communication Services (9.6%)
AT&T	24,000	$657
Cogeco Communications	1,900	86
Comcast, Cl A	9,000	299
Fox	4,000	223
SK Telecom ADR	4,900	109
T-Mobile US	400	95
Verizon Communications	14,800	632
Yelp, Cl A*	4,000	138
		2,239

Consumer Discretionary (7.5%)
ADT	16,000	134
Autoliv	900	100
BorgWarner	5,000	184
Canadian Tire, Cl A	1,100	147
eBay	4,700	432
H&R Block	5,100	277
Honda Motor ADR	8,700	272
La-Z-Boy, Cl Z	2,500	90
Mattel*	9,600	163
		1,799

Consumer Staples (11.9%)
Albertsons, Cl A	11,400	219
Altria Group	6,300	391
Archer-Daniels-Midland	3,500	190
Bunge Global	1,700	136
Campbell Soup	3,800	121
Conagra Brands	4,300	79
Fresh Del Monte Produce	6,000	225
General Mills	2,700	132
Ingredion	1,200	158
JM Smucker	1,700	182
Kraft Heinz	8,100	222
Kroger	7,000	491
Molson Coors Beverage, Cl B	6,300	307
		2,853

Energy (3.9%)
Chevron	1,800	273
Eni ADR	6,900	235
ExxonMobil	2,800	313
TotalEnergies ADR	1,600	95
		916

Financials (15.2%)
Aflac	1,400	139
Axis Capital Holdings	1,800	169
Bank of New York Mellon	6,000	609
Bank of Nova Scotia	1,500	83
Canadian Imperial Bank of Commerce	2,800	201
Citigroup	2,800	263

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Financials (continued)
Everest Group	400	$134
Federated Hermes, Cl B	4,300	213
Hartford Financial Services Group	1,800	224
HSBC Holdings ADR	4,800	294
Loews	2,100	190
MetLife	1,100	84
MGIC Investment	4,300	111
Old Republic International	6,500	234
Sixth Street Specialty Lending	4,700	114
State Street	2,200	246
Unum Group	2,900	208
Western Union	16,800	135
		3,651

Health Care (13.1%)
Amgen	400	118
Bristol-Myers Squibb	5,100	221
Cardinal Health	1,100	171
Centene*	3,100	81
Cigna Group	500	134
CVS Health	2,700	168
Exelixis*	7,700	279
Gilead Sciences	4,100	460
GSK ADR	5,800	215
Incyte*	2,900	217
Jazz Pharmaceuticals*	1,300	149
Johnson & Johnson	1,600	263
Merck	3,100	242
Organon	1,300	13
Pfizer	11,300	263
United Therapeutics*	400	110
		3,104

Industrials (7.0%)
ABM Industries	3,528	163
Allison Transmission Holdings	2,400	216
Brink's	1,170	102
CSG Systems International	3,700	231
Cummins	400	147
Lockheed Martin	500	211
Maximus	1,700	126
Science Applications International	1,600	178
Snap-on	400	128
Textron	2,600	202
		1,704

Information Technology (21.2%)
Alarm.com Holdings*	1,900	104
Amdocs	6,400	547
Arrow Electronics*	2,000	232
Avnet	4,500	238

Schedule of Investments
July 31, 2025 (Unaudited)

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Information Technology (continued)
Canon ADR	9,000	$256
Cisco Systems	9,100	620
Cognizant Technology Solutions, Cl A	4,200	301
Dropbox, Cl A*	12,900	351
F5*	800	251
Gen Digital	10,800	318
Hewlett Packard Enterprise	15,000	311
HP	10,500	260
International Business Machines	1,300	329
NetApp	1,700	177
NetScout Systems*	4,500	96
Nokia ADR	34,900	143
Open Text	6,600	194
TD SYNNEX	2,500	361
		5,089

Materials (2.9%)
CF Industries Holdings	1,500	139
Glatfelter*	552	7
Graphic Packaging Holding	2,600	58
NewMarket	500	344
Sonoco Products	3,300	149
		697

Real Estate (0.3%)
EPR Properties‡	1,400	77

Utilities (5.8%)
American Electric Power	1,400	158
Evergy	2,700	191
Eversource Energy	3,100	205
Exelon	4,000	180
National Fuel Gas	3,300	287
Pinnacle West Capital	1,200	109
Portland General Electric	3,000	123
UGI	3,900	141
		1,394

TOTAL COMMON STOCK
(Cost $20,738)		23,523

LSV U.S. Managed Volatility Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (1.0%)
South Street Securities
4.000%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $242 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $67, 0.625% - 4.625%, 07/31/2026 – 01/31/2032; total market value $247)	$242	$242

TOTAL REPURCHASE AGREEMENT
(Cost $242)		242

Total Investments – 99.4%
(Cost $20,980)		$23,765

Percentages are based on Net Assets of $23,905 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class

LSV-QH-007-2300

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